245 Summer Street

Fidelity® Investments

Boston, MA 02210

January 2, 2024

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Covington Trust (the trust): File Nos. 033-60973 and 811-07319

Fidelity Enhanced International ETF

Fidelity Enhanced Large Cap Core ETF

Fidelity Enhanced Large Cap Growth ETF

Fidelity Enhanced Large Cap Value ETF

Fidelity Enhanced Mid Cap ETF

Fidelity High Yield Factor ETF

Fidelity Preferred Securities & Income ETF

Fidelity Sustainable High Yield ETF

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Margaret Carey

Margaret Carey

Secretary of the Trust